No Load | Forward Tactical Growth Fund
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses No Load Forward Tactical Growth Fund		Investor Class	Institutional Class
Management Fee	[1]	1.15%	1.15%
Distribution (12b-1) Fees	[1]	0.25%
Shareholder Services Fees	[1]	0.15%	0.05%
Other Expenses	[1]	0.15%	0.15%
Acquired Fund Fees and Expenses	[1]	0.11%	0.11%
Total Annual Fund Operating Expenses	[1]	1.81%	1.46%
[1]	Restated to reflect current fees.

Examples

These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's total annual operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

Expense Example No Load Forward Tactical Growth Fund (USD $)	Investor Class	Institutional Class
1 Year	184	149
3 Years	569	462
5 Years	979	797
10 Years	2,124	1,744

Expense Example, No Redemption No Load Forward Tactical Growth Fund (USD $)	Investor Class	Institutional Class
1 Year	184	149
3 Years	569	462
5 Years	979	797
10 Years	2,124	1,744